Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Current Assets
Cash	$ 2,299,930	$ 5,621,814	$ 6,426
Prepaid Expenses and Other Current Assets	57,494	32,042
Accounts Receivable, net	14,164,519	6,286,796	40,573
Total Current Assets	16,521,943	11,940,652	46,999
Property and Equipment, Net of Depreciation	10,901	14,786	3,484
Oil and Natural Gas Properties, Full Cost Method of Accounting Unproved Properties	17,318,916	8,112,784	1,887,879
Other Non-Current Assets	3,699,319	24,785
Total Non-Current Assets	21,029,136	8,152,355	1,891,363
Total Assets	37,551,079	20,093,007	1,938,362
Current Liabilities
Accounts Payable	19,376,643	7,591,236	476,244
Deposits from Joint Interest Owners		4,078,786
Related Party Payable	351,025	306,386	298,458
Accrued Interest Payable	2,102,729	1,732,239	1,318,188
Accrued Expenses and Other Payables	1,507,541	268,862	1,321,927
Loans from Related Parties	8,725,500	9,084,500	9,155,581
Notes Payable	307,666		3,690
Term loan	716,265		669,419
Convertible Promissory Notes Payable, net of Debt Discount	84,515	135,000
Funds Received from Capital Raise		965,800
Derivative Financial Instruments	3,917,008	271,710	11,605
Other	53,510	44,723
Total Current Liabilities	37,142,402	24,479,242	13,255,112
Total Liabilities	37,142,402	24,479,242	13,255,112
Commitments and Contingencies (Note 9)
Stockholders' Equity
Preferred Stock; par value ($0.001); Authorized 50,000,000 shares none issued or outstanding
Common Stock; par value ($0.001); Authorized 1,500,000,000 shares	1,092,266	832,013	692,196
Additional Paid-in-Capital	53,890,767	36,640,009	27,212,577
Accumulated Deficit	(54,574,356)	(41,858,257)	(39,221,523)
Total Stockholders' Equity (Deficit)	408,677	(4,386,235)	(11,316,750)
Total Liabilities and Stockholders' Equity (Deficit)	$ 37,551,079	$ 20,093,007	$ 1,938,362